Technology platform-based income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Technology platform based income

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Technology platform–based income
Retail credit and enablement service fees	36,793,020	28,621,121	15,134,217
Other technology platform–based income	1,501,297	597,311	191,609

	38,294,317	29,218,432	15,325,826

Summary of Retail Credit Facilitation Service Fees

		Year ended December 31,
		2021	2022	2023
		RMB’000	RMB’000	RMB’000
Retail credit and enablement service fees
Loan enablement service fees	At a point in time	5,675,612	3,446,163	978,958
Post-origination service fees	Over time	30,411,362	24,028,033	13,729,327
Referral income from platform service	At a point in time	706,046	1,146,925	425,932

		36,793,020	28,621,121	15,134,217

Summary of Remaining Performance Obligations of Long Term Contracts
(a)	The table below sets forth the remaining performance obligations of long-term contracts:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of the year
Expected to be recognized within one year	11,330,057	5,614,253
Expected to be recognized in one to two years	5,643,999	1,923,795
Expected to be recognized over two years	1,937,183	1,092,647

	18,911,239	8,630,695